Company Stock Fund (Tables) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Summary of Changes in ESOP Assets
Information about changes in ESOP assets included in the Company Stock Fund for the years ended December 31, 2025 and 2024, is as follows:

	2025	2024
Beginning balance	$21,861,021	$21,938,157
Net appreciation (depreciation) in
fair value of investments	(797,851)	3,769,800
Distributions to participants	(2,817,204)	(3,846,936)
Ending balance	$18,245,966	$21,861,021

EBP, Summary of Dividends Paid on Company Stock	During 2025 and 2024, total dividends paid on shares of Company stock held by the Company Stock Fund and the amount thereof which was distributed directly to the participants is as follows:

	2025	2024
Portion of dividend reinvested in Company stock	$1,685,762	$1,720,782
Portion of dividend distributed to participants	945,254	960,144
Dividends paid on shares of Company stock	$2,631,016	$2,680,926